Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The Plan’s financial statements are prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (GAAP) and are based on information provided to Plan management by the Trustee.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires Plan management to make informed estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments held by the Plan are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The NAV per share used as a practical expedient for determining the fair value of the Stable Value Fund is based on the value of the Stable Value Fund’s underlying investments, minus its liabilities, divided by the number of shares outstanding.

Purchases and sales of securities are recorded on a trade-date basis. Investment income (loss) is recorded as earned (incurred). Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as those held during the year.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from Participants represent Participant loans that are recorded at their unpaid principal balance plus accrued but unpaid interest, if any. Interest income on notes receivable from Participants is recorded when earned. There was no allowance for credit losses required as of December 31, 2025 or 2024.
Distributions	Distributions Distributions of Plan benefits to Participants who withdraw assets from the Plan are recorded when distributed.